Average Annual Total Returns - AST Bond Portfolio 2028	No Share Class 1 Year	No Share Class SinceInception	No Share Class InceptionDate	Bloomberg Barclays U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes) SinceInception		Bloomberg Barclays Fixed Maturity (2028) Zero Coupon Swaps Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Fixed Maturity (2028) Zero Coupon Swaps Index (reflects no deduction for fees, expenses or taxes) SinceInception
Total	14.68%	6.40%	Jan. 03, 2017	8.92%	5.47%	[1]	11.18%	5.93%	[1]

[1]	Since Inception returns for the Indexes are measured from the month-end closest to the inception date.